Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Apr. 23, 2009
Stock option activity
Exercised (in shares)	(1,157,000)	(253,000)
2006 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares reserved for awards (in shares)				23,200,000
Maximum number of shares available for future awards (in shares)	7,800,000
Maximum number of shares available for future awards to be issued as restricted stock and performance restricted stock unit (in shares)	5,200,000
Total share-based compensation expense recognized	$ 20,200,000	$ 15,100,000	$ 14,600,000
Total unrecognized compensation cost	44,200,000
Total unrecognized compensation cost, period of recognition (in years)	3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock options, contractual term (in years)	P10Y
Stock option activity
Outstanding at the beginning of the year (in shares)	7,126,000
Granted (in shares)	710,000
Exercised (in shares)	(1,157,000)
Forfeited (in shares)	(155,000)
Outstanding at the end of the period (in shares)	6,524,000
Exercisable (in shares)	3,239,000
Outstanding at the beginning of the year, Weighted Average Exercise Price (in dollars per share)	$ 27.69
Weighted Average Exercise Price Granted (in dollars per share)	$ 36.96
Weighted Average Exercise Price Exercised (in dollars per share)	$ 26.61
Weighted Average Exercise Price Forfeited (in dollars per share)	$ 33.32
Outstanding at the end of the period, Weighted Average Exercise Price (in dollars per share)	$ 28.76
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 28.60
Outstanding at the beginning of the year, Weighted Average Remaining Contractual Term (in years)	6.7
Outstanding at the end of the period, Weighted Average Remaining Contractual Term (in years)	6.1
Exercisable, Weighted Average Remaining Contractual Term (in years)	4.7
Outstanding at the beginning of the year, Aggregate Intrinsic Value	66,073,000
Outstanding at the end of the period, Aggregate Intrinsic Value	84,169,000
Exercisable, Aggregate Intrinsic Value	$ 42,309,000
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based awards, vesting period (in years)	5 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based awards, vesting period (in years)	4 years